Inventories (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 949,766,000	$ 1,287,939,000
Cost of sales	1,654,000,000	1,752,000,000
Net write-down	8,662,000	18,054,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate Inventory	820,426,000	989,202,000
Broken ore inventory	47,083,000	45,581,000
Total inventory	867,509,000	1,034,783,000
NUKEM [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	13,801,000	141,040,000
Inventory pledged as security under financing arrangements	0	4,884,000	$ 0	$ 3,637,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 68,456,000	$ 112,116,000